Net (Loss) Income per Share (Details) - Schedule of computation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss		$ (24,331)		$ (24,030)		$ (73,325)	$ 23,401
Net loss attributable to common stockholders, basic		(24,331)		(24,030)		(73,325)	23,401
Net loss attributable to common stockholders, diluted		$ (24,331)	[1]	$ (24,030)	[1]	$ (77,408)	$ 23,401
Denominator:
Weighted average shares outstanding, basic (in Shares)		168,829		163,165		165,253	105,568
Basic net loss per share (in Dollars per share)		$ (0.14)		$ (0.15)		$ (0.44)	$ 0.22
Weighted average shares outstanding, diluted (in Shares)	[1]	168,829		163,165
Diluted net loss per share (in Dollars per share)		$ (0.14)		$ (0.15)		$ (0.44)	$ 0.22

[1]	Net loss attributable to common stockholders, diluted excludes adjustments related to the change in fair value of derivative liabilities, interest expense and amortization of discounts and issuance costs related to Convertible Debentures. Additionally, weighted average shares outstanding, diluted excludes the if-converted shares related to Convertible Debentures. These adjustments were excluded from the calculation of diluted net loss per share as they would have an antidilutive effect (see ).